S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Apr. 21, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	no individual sponsor non-managing member or independent director would indirectly own a significant percentage of any of the securities held by our sponsor, none of the sponsor non-managing members or independent directors will have a direct or indirect material economic interest in our sponsor.